DREYFUS MANAGER FUNDS I
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

July 18, 2013

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Manager Funds I (the “Fund”)
(Registration Nos: 333-106576 and 811-21386)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)
the Prospectus that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A was filed electronically on July 11, 2013.

DREYFUS MANAGER FUNDS I

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President